Stockholders' Equity	3 Months Ended
Mar. 31, 2026
Stockholders' Equity
Stockholders' Equity
7.	Stockholders’ Equity

Preferred Stock Financing and Conversion

From September through December 2025, the Company issued and sold an aggregate of 1,933,605 shares of its Series A-1 convertible preferred stock at a price of $6.2711 per share for net proceeds of approximately $12.0 million, after deducting issuance costs of approximately $0.1 million. In connection with these issuances, certain investors were eligible to receive warrants to purchase shares of the Company’s common stock based on their investment amounts.

During the three months ended March 31, 2026, the Company issued an additional 558,116 shares of Series A convertible preferred stock at a purchase price of $6.2711 per share for gross proceeds of approximately $3.5 million pursuant to the same financing arrangements entered into in 2025.

Immediately prior to the closing of the Company’s IPO on March 18, 2026, all outstanding shares of Series A convertible preferred stock automatically converted into either shares of common stock or pre-funded warrants exercisable for shares of common stock in accordance with the terms of the Company’s then-existing amended and restated certificate of incorporation. A total of 4,219,199 shares of Series A convertible preferred stock were outstanding immediately prior to conversion, representing a carrying value of approximately $22.5 million.

Upon conversion, holders received an aggregate of 6,137,634 shares of common stock. In lieu of receiving common stock, one investor elected to receive a pre-funded warrant exercisable for 1,799,970 shares of common stock with a nominal exercise price.

Following the completion of the IPO, no shares of Series A convertible preferred stock remained issued or outstanding.

Initial Public Offering

On March 18, 2026, the Company completed its IPO of 3,450,000 shares of common stock, which included the full exercise of the underwriters’ over-allotment option, at a public offering price of $5.00 per share. The Company received gross proceeds of approximately $17.3 million and net proceeds of approximately $15.1 million after deducting underwriting discounts and commissions of approximately $1.0 million and other offering costs of approximately $1.1 million.

Common Stock

As of March 31, 2026, the Company had 200,000,000 shares of common stock authorized, 11,210,256 shares issued, and 10,798,722 shares outstanding.

Pre-Funded Warrants

As of March 31, 2026, the Company had 1,799,970 pre-funded warrants outstanding. These warrants were issued in connection with the automatic conversion of Series A convertible preferred stock immediately prior to the Company’s initial public offering, whereby one investor elected to receive pre-funded warrants in lieu of shares of common stock otherwise issuable upon conversion.

Each pre-funded warrant is exercisable for one share of common stock at a nominal exercise price of $0.01 per share, with the remaining exercise price having been paid at issuance. The warrants are exercisable at any time and remain outstanding until exercised in full, subject to customary beneficial ownership limitations, which generally prohibit exercise to the extent the holder would beneficially own more than 4.99% of the Company’s outstanding common stock.

The Company evaluated the pre-funded warrants in accordance with ASC 815-40 and concluded that they meet the criteria for equity classification. Accordingly, the pre-funded warrants are recorded within stockholders’ equity.

Common Stock Purchase Warrants

As of March 31, 2026, the Company had 2,999,950 common stock purchase warrants outstanding, which were issued in connection with prior preferred stock financings. Each warrant is exercisable for one share of common stock at an exercise price of $3.3334 per share and became exercisable upon the effectiveness of the Company’s IPO registration statement.

The Company evaluated these warrants under ASC 815-40 and concluded that they meet the criteria for equity classification. Accordingly, these warrants are included within stockholders’ equity.